Stockholders' Equity (Deficit) - Non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity (Deficit)
Net loss attributable to stockholders of the Company	$ 220,696	$ 184,798	$ 5,196
Net loss attributable to noncontrolling interests	$ (272)	$ (282)	$ 0